Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 41,300	$ 61,360
Restricted cash, short term portion	30,640	15,012
Accounts receivable, net	6,478	4,479
Prepaid expenses and other current assets	489	351
Total current assets	78,907	81,202
Vessels, net	774,624	529,659
Deposits for vessels acquisitions	245,567	296,690
Deferred finance costs, net	24,819	18,178
Goodwill	1,579	1,579
Intangible assets - other than goodwill	59,879	58,992
Restricted cash, long-term portion	1,574	18,787
Other long-term assets	1,310	0
Deferred dry dock and special survey costs, net	7,210	0
Total non-current assets	1,116,562	923,885
Total assets	1,195,469	1,005,087
Current liabilties
Accounts payable	1,021	3,454
Dividend payable	2,421	2,421
Accrued expenses	15,492	9,219
Due to related parties	43,616	6,080
Deferred revenue	3,251	2,765
Current portion of long-term debt	11,928	5,086
Total current liabilties	77,729	29,025
Long-term debt, net of current portion and premium	833,483	704,332
Loans due to related party	40,000	12,391
Other long-term liabilities	480	0
Unfavorable lease terms	4,928	5,611
Total non-current liabilities	878,891	722,334
Total liabilities	956,620	751,359
Commitments and contingencies	0	0
Stockholders' equity
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; 4,540 and 3,540 issued and outstanding as of December 31, 2011 and December 31, 2010, respectively	0	0
Common stock, $0.0001 par value; 250,000,000 shares authorized; 40,517,413 and 48,410,572 shares issued and outstanding as of December 31, 2011 and December 31, 2010, respectively	4	5
Additional paid-in capital	255,849	266,870
Accumulated Deficit	(17,004)	(13,147)
Total stockholders' equity	238,849	253,728
Total liabilities and stockholders' equity	$ 1,195,469	$ 1,005,087